COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS - Future Contractual Commitments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Future contractual commitments	R$ 39,391.8	R$ 50,365.3
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Future contractual commitments	9,619.2	12,491.0
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Future contractual commitments	9,536.3	10,315.3
Later than two years [member]
IfrsStatementLineItems [Line Items]
Future contractual commitments	R$ 20,236.3	R$ 27,559.0